Note 11 - Convertible Note Arrangement and Royalty (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
2028 and 2027 Notes	Convertible Notes Payable
Balance at January 1, 2024	$40,101
Initial recognition at fair value	4,921
Revaluation to fair value	4,356
Capitalized interest	9,157
Revaluation to fair value due to own credit risk	1,342
Foreign exchange loss	4,086
Balance at December 31, 2024	$63,963
Revaluation to fair value	12,118
Revaluation to fair value due to own credit risk	(1,293)
Foreign exchange loss	(1,741)
Balance at October 22, 2025	73,047
Accrued Interest settled under Equity Exchange and Debt Exchange	11,565
Fair value of common shares issued under Equity Exchange and Debt Exchange	(62,666)
New Equity Offering Warrants	(79,562)
Term Loan	(37,258)
Pre-funded Warrants	(73,309)
Loss on extinguishment of 2028 and 2027 Notes	(168,183)